Partners' Capital (Cash Distributions) (Details) - USD ($) $ / shares in Units, $ in Thousands																4 Months Ended	12 Months Ended
	May 16, 2016	Feb. 16, 2016	Nov. 27, 2015	Aug. 28, 2015	May 29, 2015	Feb. 27, 2015	Nov. 28, 2014	Aug. 29, 2014	May 30, 2014	Feb. 28, 2014	Nov. 29, 2013	Aug. 29, 2013	May 30, 2013	Mar. 01, 2013	Nov. 29, 2012	Dec. 31, 2014	Dec. 31, 2015
Distribution Made To Limited Partner [Line Items]
Per Unit Distribution			$ 0.7454	$ 0.6934	$ 0.6450	$ 0.6000	$ 0.5457	$ 0.5197	$ 0.5021	$ 0.4851	$ 0.4687	$ 0.4528	$ 0.4375	$ 0.4375	$ 0.0285
Total Cash Distribution			$ 47,194	$ 28,661	$ 23,113	$ 21,023	$ 18,541	$ 11,413	$ 11,026	$ 10,650	$ 10,290	$ 9,907	$ 9,572	$ 9,572	$ 624	$ 10,356	$ 120,433
Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Total Cash Distribution			$ 8,441	$ 3,362	$ 1,449	$ 891	$ 255	$ 64
Subsequent Event [Member]
Distribution Made To Limited Partner [Line Items]
Per Unit Distribution	$ 0.8173	$ 0.8013
Total Cash Distribution	$ 77,921	$ 70,006
Subsequent Event [Member] | Subordinated Units-Affiliated [Member]
Distribution Made To Limited Partner [Line Items]
Total Cash Distribution	$ 19,566	$ 16,532